Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Sales by Major Customer

Sales by major customer consisted of the following for the three and nine months ended September 30, 2017 and 2016:

	Three months ended September 30,		Three months ended September 30,
	2017		2016
	Percent of Total	Amount	Percent of Total	Amount
Caterpillar	19%	$5,884	26%	$6,057
CEG Distributions PTY Ltd.	18%	5,515	17%	4,001
Other	63%	19,236	57%	12,953

Total	100%	$30,635	100%	$23,011

	Nine months ended September 30,		Nine months ended September 30,
	2017		2016
	Percent of Total	Amount	Percent of Total	Amount
Caterpillar	19%	$17,420	23%	$18,031
CEG Distributions PTY Ltd.	13%	12,225	11%	8,822
Other	68%	63,240	66%	51,899

Total	100%	$92,885	100%	$78,752

Sales by major customer consisted of the following for the years ended December 31:

	2016		2015
	Percent of Total	Amount	Percent of Total	Amount
Caterpillar	23%	$23,607	28%	$32,417
CEG Distributions PTY Ltd.	13%	13,497	11%	13,381
Other	64%	66,699	61%	71,137

Total	100%	$103,803	100%	$116,935

Summary of Revenue by Geographic Area

Revenue by geographic area consisted of the following for the three and nine months ended September 30, 2017 and 2016:

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2017		2016		2017		2016
	Percent of Total	Amount	Percent of Total	Amount	Percent of Total	Amount	Percent of Total	Amount
United States	66%	$20,112	73%	$16,836	70%	$65,171	79%	$62,116
Australia	25%	7,875	18%	4,079	20%	18,452	12%	9,483
Other	9%	2,648	9%	2,096	10%	9,262	9%	7,153

Total	100%	$30,635	100%	$23,011	100%	$92,885	100%	$78,752

Revenue by geographic area consisted of the following for the years ended December 31:

	2016		2015
	Percent of Total	Amount	Percent of Total	Amount
United States	79%	$82,413	82%	$95,725
Australia	13%	13,219	11%	13,169
Other	8%	8,171	7%	8,041

Total	100%	$103,803	100%	$116,935

Schedule of Accrued Warranty Liability

The following table summarizes the changes in the accrued warranty liability:

Balance as January 1, 2015	$2,208
Accruals for warranties issued during the period	1,909
Warranty services provided	(1,775)
Changes in estimates	(202)

Balance as of December 31, 2015	$2,140

Accruals for warranties issued during the period	1,225
Warranty services provided	(1,262)
Changes in estimates	(233)

Balance as of December 31, 2016	$1,870